Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 76.0%
Debt Funds - 19.2%
MFS High Yield Portfolio*	343,633	$1,831,564
MFS Total Return Bond Series, Class I*	1,289,025	16,538,185
Total Debt Funds		18,369,749
Equity Funds - 56.8%
American Century VP Mid Cap Value, Class I	157,184	3,503,629
American Century VP Value Fund, Class I	615,351	7,999,566
MFS Growth Series*	208,128	14,466,988
MFS VIT II - International Intrinsic Value Portfolio, Class I*	221,212	7,200,437
MFS VIT II Blended Research Core Equity Portfolio, Class I*	55,607	3,643,908
MFS VIT Mid Cap Growth Series*	276,023	2,729,868
Putnam VT Growth Opportunities*	242,619	3,112,797
Putnam VT Large Cap Value Fund	408,211	11,589,121
Total Equity Funds		54,246,314
Total Variable Insurance Trusts
(Cost - $57,083,996)		72,616,063
Exchange Traded Funds - 17.1%
Debt Funds - 4.8%
iShares Floating Rate Bond ETF	90,912	4,592,874
Equity Funds - 12.3%
iShares Core MSCI EAFE ETF	117,360	8,157,694
iShares Core MSCI Emerging Markets ETF	15,690	871,579
iShares Core S&P Small-Cap ETF	25,333	2,732,924
Total Equity Funds		11,762,197
Total Exchange Traded Funds
(Cost - $15,375,648)		16,355,071
Short-Term Investments - 4.2%
Money Market Funds - 4.2%
Dreyfus Government Cash Management, 0.19%(a)	2,797,134	2,797,134
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	1,194,337	1,194,337
Total Short-Term Investments (Cost - $3,991,471)		3,991,471
Total Investments - 97.3%
(Cost - $76,451,115)		$92,962,605
Other Assets Less Liabilities - Net 2.7%		2,609,709
Total Net Assets - 100.0%		$95,572,314

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	6	6/17/2022	$619,920	$(20,700)
MSCI EAFE Future	Goldman Sachs & Co.	35	6/17/2022	3,752,700	(234,895)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	5	6/17/2022	281,375	(14,605)
S&P 500 E-Mini Future	Goldman Sachs & Co.	26	6/17/2022	5,889,975	(367,583)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	10	6/17/2022	2,689,200	(104,740)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(742,523)